Note 25 - Loans and Borrowings - Loans and Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Loans and borrowings	$ 2,384	$ 5,109	$ 1,004
Non-current borrowings	30,004	23,452	22,087
Total	32,388	28,561	23,091
Debtor invoice financing [member]
Statement Line Items [Line Items]
Loans and borrowings	1,329	32	36
Finance leases [member]
Statement Line Items [Line Items]
Loans and borrowings	462	505	669
Shareholder loans [member]
Statement Line Items [Line Items]
Loans and borrowings	497	4,285	0
Non-current borrowings	28,111	21,121	21,175
Chattel mortgage [member]
Statement Line Items [Line Items]
Loans and borrowings	89	142	88
Non-current borrowings	50	264	244
Financing agreement [member]
Statement Line Items [Line Items]
Loans and borrowings	0	0	59
Non-current borrowings	0	108	183
Bank Loan [Member]
Statement Line Items [Line Items]
Loans and borrowings	7	145	152
Non-current borrowings	0	0	159
Lease liabilities [member]
Statement Line Items [Line Items]
Non-current borrowings	$ 1,843	$ 1,959	$ 326